Other current operating assets and liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other current operating assets and liabilities
3.6 Other current operating assets and liabilities

(CHF in millions)	12/31/2023	12/31/2022

Prepaid expenses	20.8	21.0
Indirect taxes (VAT/GST) receivables	26.6	39.7
Social security receivables	0.4	9.3
Other current assets	13.3	7.0
Other current operating assets	61.2	77.0

(CHF in millions)	12/31/2023	12/31/2022

Accrued expenses	81.2	25.0
Accrued personnel expenses	20.0	10.9
Indirect taxes (VAT/GST) payables	24.0	26.9
Social security payables	6.7	2.5
Other payables	16.5	13.2
Other current operating liabilities	8.0	3.3
Other current operating liabilities	156.4	81.7
Accrued expenses mainly comprise accruals for outstanding vendor invoices related to marketing, freight, customs, selling and distribution. Increase in accrued expenses is mainly attributable to investment in brand building initiatives in the fourth quarter and timing. Accrued personnel expenses mainly comprise accruals for costs related to bonus, vacation and participation plans. Anticipated sales returns and the corresponding liabilities are reported in other current assets and liabilities, respectively.